Financial instruments - Price Risk (Details) - Commodity price risk $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2023 t $ / Ounce	Dec. 31, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (as a percent)		10.00%
Impact of change on pre-tax net income | $		$ 0.8
Copper | Commodity Contract | Entered Into A Commodity Contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quantity (tonnes) | t	3,000
Cap price (in USD per pound) | $ / Ounce	4.76
Floor price (in USD per pound) | $ / Ounce	3.50
Hedged volume | t	33,000
Production volume, estimate of full year, percent	75.00%
Swap contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized loss | $		$ 0.1